PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 6 – PROPERTY AND EQUIPMENT

A summary of property and equipment at December 31 follows:

	2021	2020
	(In thousands)
Land and land improvements	$17,296	$17,083
Buildings	58,870	57,208
Equipment	74,844	72,542
	151,010	146,833
Accumulated depreciation and amortization	(114,606)	(110,706)
Property and equipment, net	$36,404	$36,127

Depreciation expense was $5.4 million, $5.3 million and $5.2 million in 2021, 2020 and 2019, respectively.